Reverse Recapitalization (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
Reverse Recapitalization [Line Items]
Gross proceeds | $	$ 17,700,000
Public Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants issued | shares	13,800,000
Private Placement [Member]
Reverse Recapitalization [Line Items]
Remained outstanding warrants | shares	14,040,000
Business Combination [Member]
Reverse Recapitalization [Line Items]
Transaction costs | $	$ 7,400,000
Class A common stock of ESGEN [Member]
Reverse Recapitalization [Line Items]
Redemption shares | shares	1,159,976
Aggregate payment | $	$ 13,336,056